SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future oil and gas sales	$ 28,514	$ 1,819
Future production costs	(15,939)	(983)
Future development costs	(3,388)	0
Future income tax expense	0	0
Future net cash flows	9,187	836
10% annual discount	(2,531)	(228)
Standardized measure of discounted future net cash flows	$ 6,656	$ 608	$ 23,254